GENERAL (Details Narrative) - USD ($)							1 Months Ended	4 Months Ended	12 Months Ended
		Oct. 04, 2023	Aug. 29, 2022	Aug. 15, 2022	Mar. 24, 2022	May 13, 2021	Oct. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Apr. 27, 2009
Stock Issued During Period, Shares, New Issues			429	228,572	1,286	155,845		691,000
Proceeds from Issuance of Common Stock				$ 4,103,330		$ 10,457,862		$ 3,499,388		$ 4,103,330
Stockholders' Equity, Reverse Stock Split		one for seven reverse stock split					one
Retained Earnings (Accumulated Deficit)	[1]							$ 29,360,235	$ 29,360,235	$ 22,837,827
Save Foods Ltd [Member]
Equity Method Investment, Ownership Percentage											98.48%

[1]	Adjusted to reflect